DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt

Debt Type	June 30, 2022	December 31, 2021
Convertible notes payable	$2,900,000	$2,900,000
Convertible notes payable - fair value option	466,255	998,135
Non-convertible promissory notes	924,142	1,176,644
Loans from related party (see Note 9)	1,107,873	1,107,873
Total debt	$5,398,270	$6,182,652
Less current portion of debt	(513,183)	(307,685)
Noncurrent portion of debt	$4,885,087	$5,874,967

	December 31,
Debt Type	2021	2020
Convertible notes payable (see Note 14)	$2,900,000	$1,445,000
Convertible notes payable - fair value option (see Note 15)	998,135	1,527,293
Non-convertible promissory notes (see Note 16)	1,176,644	1,273,394
Loans from related party (see Note 17)	1,107,873	1,107,873
Term loan	—	900,292
Paycheck Protection Program loans	—	3,099,869
Total debt	6,182,652	9,353,721
Less current portion of debt	(307,685)	(4,017,352)
Noncurrent portion of debt	$5,874,967	$5,336,369

Schedule of Future Annual Contractual Principal Payment Commitments of Debt

Debt Type	Maturity Date	2022	2023	2024	2025	2026	Thereafter
Convertible notes payable	Ranging from August to September 2023	$—	$2,900,000	$—	$—	$—	$—
Convertible notes payable - fair value option	March 2030	—	—	—	—	—	500,000
Nonconvertible promissory notes	Ranging between June 2023 and December 2023(1)	55,182	868,960	—	—	—	—
Loans from related party	July 2023	—	1,107,873	—	—	—	—
		$—	$4,932,015	$—	$—	$—	$500,000

(1)	Pursuant to the terms of one of the nonconvertible promissory notes, the Company makes monthly payments of principal and interests. This note matures on December 2023, however, the amounts in the 2022 column represent principal payments to be made during 2022.

Debt Type	Maturity Date	2022	2023	2024	2025	2026	Thereafter
Convertible notes payable	Ranging between June 2023 and March 2030	$—	$2,900,000	$—	$—	$—	$500,000
Nonconvertible promissory notes	Ranging between January 2022 and December 2023	307,685	868,959	—	—	—	—
Loan from related party	July 31, 2023	—	1,107,873	—	—	—	—
		$307,685	$4,876,832	$—	$—	$—	$500,000